Note 13 - Provisions - Restructuring (Details) $ in Thousands	3 Months Ended
Jun. 30, 2019 CAD ($)
Statement Line Items [Line Items]
Balance, beginning of the period	$ 6,616
Restructuring costs paid during the quarter	(3,146)
Balance, end of the period	$ 3,470